Schedule of Investments(a)
May 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.05%
Advertising–0.05%
Omnicom Group, Inc.	22,288	$1,620,560
Trade Desk, Inc. (The), Class A(b)(c)	31,257	673,901
		2,294,461
Aerospace & Defense–1.99%
Axon Enterprise, Inc.(b)	5,602	2,513,729
Boeing Co. (The)(b)	55,920	12,925,908
General Dynamics Corp.	18,105	6,279,176
General Electric Co.	74,936	24,261,279
Howmet Aerospace, Inc.	28,603	7,386,725
Huntington Ingalls Industries, Inc.	2,786	858,562
L3Harris Technologies, Inc.	13,278	4,184,960
Lockheed Martin Corp.	14,444	7,661,820
Northrop Grumman Corp.	9,517	5,364,542
RTX Corp.	96,309	17,302,875
Textron, Inc.	12,510	1,147,918
TransDigm Group, Inc.	4,028	5,068,513
		94,956,007
Agricultural & Farm Machinery–0.20%
Deere & Co.	17,985	9,751,107
Agricultural Products & Services–0.08%
Archer-Daniels-Midland Co.	34,114	2,721,615
Bunge Global S.A.	9,608	1,184,666
		3,906,281
Air Freight & Logistics–0.31%
C.H. Robinson Worldwide, Inc.	8,386	1,498,159
Expeditors International of Washington, Inc.	9,514	1,503,117
FedEx Corp.	15,432	6,354,126
United Parcel Service, Inc., Class B	52,459	5,596,850
		14,952,252
Apparel Retail–0.37%
Ross Stores, Inc.	23,075	5,347,170
TJX Cos., Inc. (The)	79,039	12,231,285
		17,578,455
Apparel, Accessories & Luxury Goods–0.09%
lululemon athletica, Inc.(b)	7,660	1,004,839
Ralph Lauren Corp.	2,751	1,001,089
Tapestry, Inc.	14,344	2,086,478
		4,092,406
Application Software–2.02%
Adobe, Inc.(b)	29,285	7,590,965
AppLovin Corp., Class A(b)	19,333	11,852,869
Autodesk, Inc.(b)	15,019	3,474,045
Cadence Design Systems, Inc.(b)	19,411	7,277,766
Datadog, Inc., Class A(b)	23,680	5,857,248
Fair Isaac Corp.(b)	1,683	2,104,743
Intuit, Inc.	20,125	6,672,041
Palantir Technologies, Inc., Class A(b)	162,979	25,512,733
PTC, Inc.(b)	8,504	1,179,760
Shares		Value
Application Software–(continued)
Roper Technologies, Inc.	7,552	$2,458,402
Salesforce, Inc.	66,846	12,774,271
Synopsys, Inc.(b)	13,674	6,503,628
Tyler Technologies, Inc.(b)	3,054	956,360
Workday, Inc., Class A(b)	15,090	2,206,007
		96,420,838
Asset Management & Custody Banks–0.87%
Ameriprise Financial, Inc.	6,468	2,882,852
Ares Management Corp., Class A	14,624	1,879,184
Bank of New York Mellon Corp. (The)	49,099	6,845,874
BlackRock, Inc.	10,269	10,750,411
Blackstone, Inc., Class A	53,506	6,258,597
Franklin Resources, Inc.(c)	21,820	676,856
Invesco Ltd.(d)	31,596	899,222
KKR & Co., Inc., Class A	48,722	4,674,389
Northern Trust Corp.	13,201	2,184,105
State Street Corp.	19,828	3,086,030
T. Rowe Price Group, Inc.	15,492	1,619,379
TPG, Inc.(b)(e)	15,799	0
		41,756,899
Automobile Manufacturers–2.04%
Ford Motor Co.	277,820	4,845,181
General Motors Co.	64,454	5,365,151
Tesla, Inc.(b)	200,643	87,438,213
		97,648,545
Automotive Parts & Equipment–0.02%
Aptiv PLC(b)	15,072	1,023,992
Versigent PLC(b)	1	44
		1,024,036
Automotive Retail–0.26%
AutoZone, Inc.(b)	1,174	3,445,913
Carvana Co.(b)(c)	50,195	3,664,235
O’Reilly Automotive, Inc.(b)	60,062	5,218,187
		12,328,335
Biotechnology–1.45%
AbbVie, Inc.	126,087	27,451,661
Amgen, Inc.	38,654	13,018,281
Biogen, Inc.(b)	10,414	2,041,144
Gilead Sciences, Inc.	88,511	11,898,534
Incyte Corp.(b)	12,480	1,207,315
Moderna, Inc.(b)(c)	24,683	1,164,791
Regeneron Pharmaceuticals, Inc.	7,154	4,398,136
Vertex Pharmaceuticals, Inc.(b)	18,120	8,109,425
		69,289,287
Brewers–0.01%
Molson Coors Beverage Co., Class B	12,019	475,111
Broadcasting–0.04%
Fox Corp., Class A(c)	14,218	908,815
Fox Corp., Class B	10,029	575,564
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Broadcasting–(continued)
Paramount Skydance Corp.	22,062	$234,078
		1,718,457
Broadline Retail–4.02%
Amazon.com, Inc.(b)	696,918	188,613,888
eBay, Inc.	32,086	3,506,037
		192,119,925
Building Products–0.43%
A.O. Smith Corp.	7,965	451,775
Allegion PLC	6,107	794,337
Builders FirstSource, Inc.(b)	7,850	598,641
Carrier Global Corp.	55,662	3,555,132
Johnson Controls International PLC	43,665	5,853,730
Lennox International, Inc.(c)	2,266	1,137,895
Masco Corp.	14,424	1,013,286
Trane Technologies PLC	16,007	7,223,959
		20,628,755
Cable & Satellite–0.18%
Charter Communications, Inc., Class A(b)(c)	6,100	878,705
Comcast Corp., Class A	256,001	6,366,745
EchoStar Corp., Class A(b)	9,537	1,232,085
		8,477,535
Cargo Ground Transportation–0.09%
J.B. Hunt Transport Services, Inc.	5,340	1,476,136
Old Dominion Freight Line, Inc.	13,062	2,940,909
		4,417,045
Casinos & Gaming–0.05%
Las Vegas Sands Corp.	21,598	1,092,211
MGM Resorts International(b)	13,593	593,606
Wynn Resorts Ltd.	5,993	606,612
		2,292,429
Commodity Chemicals–0.06%
Dow, Inc.	52,495	1,771,706
LyondellBasell Industries N.V., Class A	18,279	1,218,296
		2,990,002
Communications Equipment–1.30%
Arista Networks, Inc.(b)	74,139	11,822,946
Ciena Corp.(b)	10,048	5,830,151
Cisco Systems, Inc.	281,876	33,943,508
F5, Inc.(b)	4,004	1,535,334
Lumentum Holdings, Inc.(b)	5,219	4,462,036
Motorola Solutions, Inc.	11,811	4,763,140
		62,357,115
Computer & Electronics Retail–0.02%
Best Buy Co., Inc.	13,871	1,081,244
Construction & Engineering–0.31%
Comfort Systems USA, Inc.	2,498	4,566,868
EMCOR Group, Inc.	3,178	2,627,634
Quanta Services, Inc.	10,638	7,571,384
		14,765,886
Construction Machinery & Heavy Transportation Equipment– 0.90%
Caterpillar, Inc.	33,248	29,120,926
Shares		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Cummins, Inc.	9,856	$6,373,185
PACCAR, Inc.	37,283	4,114,924
Westinghouse Air Brake Technologies Corp.	12,136	3,169,438
		42,778,473
Construction Materials–0.22%
CRH PLC	47,581	5,176,337
Martin Marietta Materials, Inc.	4,281	2,490,001
Vulcan Materials Co.	9,380	2,653,789
		10,320,127
Consumer Electronics–0.06%
Garmin Ltd.	11,605	2,714,642
Consumer Finance–0.47%
American Express Co.	38,145	12,071,748
Capital One Financial Corp.	45,111	8,477,710
Synchrony Financial	24,625	1,759,210
		22,308,668
Consumer Staples Merchandise Retail–1.55%
Costco Wholesale Corp.	31,666	30,282,829
Dollar General Corp.	15,625	1,728,281
Dollar Tree, Inc.(b)	13,102	1,525,597
Target Corp.	32,079	4,076,279
Walmart, Inc.	313,398	36,275,818
		73,888,804
Copper–0.14%
Freeport-McMoRan, Inc.	102,531	6,737,312
Data Center REITs–0.25%
Digital Realty Trust, Inc.	22,921	4,354,990
Equinix, Inc.	7,009	7,485,892
		11,840,882
Data Processing & Outsourced Services–0.03%
Broadridge Financial Solutions, Inc.	8,286	1,273,724
Distillers & Vintners–0.04%
Brown-Forman Corp., Class B	12,500	321,500
Constellation Brands, Inc., Class A	10,007	1,389,172
		1,710,672
Distributors–0.03%
Genuine Parts Co.	9,875	974,662
Pool Corp.(c)	2,327	422,118
		1,396,780
Diversified Banks–2.77%
Bank of America Corp.	473,383	24,426,563
Citigroup, Inc.	125,149	15,756,259
Fifth Third Bancorp	64,728	3,231,869
JPMorgan Chase & Co.	192,252	57,542,946
KeyCorp	69,325	1,478,702
PNC Financial Services Group, Inc. (The)	28,715	6,349,461
U.S. Bancorp	112,904	6,192,785
Wells Fargo & Co.	221,265	17,156,888
		132,135,473
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Diversified Financial Services–0.09%
Apollo Global Management, Inc.	32,962	$4,242,539
Diversified Support Services–0.13%
Cintas Corp.	24,886	4,261,976
Copart, Inc.(b)	63,208	2,071,326
		6,333,302
Electric Utilities–1.34%
Alliant Energy Corp.(c)	18,248	1,306,739
American Electric Power Co., Inc.	38,747	4,908,082
Constellation Energy Corp.	22,231	6,396,970
Duke Energy Corp.	55,479	6,808,938
Edison International	27,315	1,910,411
Entergy Corp.(c)	32,582	3,553,067
Evergy, Inc.	16,342	1,340,698
Eversource Energy	26,634	1,818,303
Exelon Corp.	73,873	3,371,564
FirstEnergy Corp.	36,906	1,712,069
NextEra Energy, Inc.	148,576	12,927,598
NRG Energy, Inc.	15,046	2,017,368
PG&E Corp.	156,024	2,549,432
Pinnacle West Capital Corp.	8,496	847,391
PPL Corp.	52,512	1,858,400
Southern Co. (The)	78,554	7,230,896
Xcel Energy, Inc.	41,992	3,338,364
		63,896,290
Electrical Components & Equipment–0.75%
AMETEK, Inc.	16,342	3,690,841
Eaton Corp. PLC	27,708	11,099,825
Emerson Electric Co.	40,863	5,876,917
Generac Holdings, Inc.(b)	4,166	1,157,773
Hubbell, Inc.	3,773	1,786,930
Rockwell Automation, Inc.	7,970	3,594,948
Vertiv Holdings Co., Class A	27,659	8,732,223
		35,939,457
Electronic Components–0.58%
Amphenol Corp., Class A	87,547	13,023,492
Coherent Corp.(b)	13,366	4,831,408
Corning, Inc.	55,698	10,090,249
		27,945,149
Electronic Equipment & Instruments–0.17%
Keysight Technologies, Inc.(b)	12,200	4,127,626
Teledyne Technologies, Inc.(b)	3,333	2,065,893
Trimble, Inc.(b)	16,889	952,708
Zebra Technologies Corp., Class A(b)	3,485	849,051
		7,995,278
Electronic Manufacturing Services–0.15%
Jabil, Inc.	7,481	2,727,273
TE Connectivity PLC (Switzerland)	21,450	4,577,645
		7,304,918
Environmental & Facilities Services–0.23%
Republic Services, Inc.	14,284	2,863,085
Rollins, Inc.	20,835	991,746
Veralto Corp.	17,626	1,449,386
Waste Management, Inc.	26,472	5,597,769
		10,901,986
Shares		Value
Fertilizers & Agricultural Chemicals–0.11%
CF Industries Holdings, Inc.	11,072	$1,243,939
Corteva, Inc.	47,645	3,729,651
Mosaic Co. (The)	22,532	538,515
		5,512,105
Financial Exchanges & Data–0.83%
Cboe Global Markets, Inc.	7,428	2,477,684
CME Group, Inc., Class A	25,725	7,036,816
Coinbase Global, Inc., Class A(b)(c)	15,801	2,986,863
FactSet Research Systems, Inc.(c)	2,659	652,705
Intercontinental Exchange, Inc.	40,514	5,989,995
Moody’s Corp.	10,891	4,936,346
MSCI, Inc.	5,205	3,286,333
Nasdaq, Inc.	31,814	2,943,431
S&P Global, Inc.	21,818	9,250,832
		39,561,005
Food Distributors–0.05%
Sysco Corp.	33,993	2,577,009
Food Retail–0.10%
Casey’s General Stores, Inc.	2,689	2,062,839
Kroger Co. (The)	41,247	2,563,501
		4,626,340
Footwear–0.11%
Deckers Outdoor Corp.(b)	10,056	1,144,876
NIKE, Inc., Class B	84,426	3,903,014
		5,047,890
Gas Utilities–0.04%
Atmos Energy Corp.	12,039	2,036,156
Gold–0.18%
Newmont Corp.	77,852	8,548,928
Health Care Distributors–0.30%
Cardinal Health, Inc.	16,671	3,280,853
Cencora, Inc.	14,283	3,847,269
Henry Schein, Inc.(b)	7,103	543,948
McKesson Corp.	8,738	6,487,440
		14,159,510
Health Care Equipment–1.27%
Abbott Laboratories	123,926	10,608,066
Baxter International, Inc.(c)	36,492	685,320
Becton, Dickinson and Co.	20,172	2,967,705
Boston Scientific Corp.(b)	105,763	5,109,410
Dexcom, Inc.(b)	27,266	2,010,595
Edwards Lifesciences Corp.(b)	41,194	3,562,045
GE HealthCare Technologies, Inc.	32,336	2,015,826
IDEXX Laboratories, Inc.(b)	5,668	3,194,088
Insulet Corp.(b)	4,994	723,830
Intuitive Surgical, Inc.(b)	25,526	10,839,361
Medtronic PLC	91,460	6,750,663
ResMed, Inc.(c)	10,362	1,974,686
STERIS PLC	6,967	1,482,090
Stryker Corp.	24,571	7,496,366
Zimmer Biomet Holdings, Inc.	14,068	1,158,218
		60,578,269
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Health Care Facilities–0.10%
HCA Healthcare, Inc.	11,164	$4,226,021
Universal Health Services, Inc., Class B	3,921	572,897
		4,798,918
Health Care REITs–0.31%
Alexandria Real Estate Equities, Inc.	12,062	599,240
Healthpeak Properties, Inc.	49,333	944,727
Ventas, Inc.	34,231	2,889,781
Welltower, Inc.	49,747	10,214,552
		14,648,300
Health Care Services–0.36%
Cigna Group (The)	18,795	5,213,733
CVS Health Corp.	91,954	8,365,975
DaVita, Inc.(b)	2,366	459,856
Labcorp Holdings, Inc.	5,885	1,530,453
Quest Diagnostics, Inc.	7,793	1,518,855
		17,088,872
Health Care Supplies–0.05%
Align Technology, Inc.(b)	4,737	828,738
Cooper Cos., Inc. (The)(b)	14,113	863,857
Solventum Corp.(b)	10,466	784,427
		2,477,022
Health Care Technology–0.04%
Veeva Systems, Inc., Class A(b)	11,136	1,941,450
Heavy Electrical Equipment–0.39%
GE Vernova, Inc.	19,250	18,640,160
Home Improvement Retail–0.65%
Home Depot, Inc. (The)	71,021	22,523,600
Lowe’s Cos., Inc.	40,019	8,578,473
		31,102,073
Homebuilding–0.15%
D.R. Horton, Inc.	19,087	2,807,507
Lennar Corp., Class A	15,316	1,375,071
NVR, Inc.(b)	198	1,208,750
PulteGroup, Inc.	13,612	1,608,666
		6,999,994
Homefurnishing Retail–0.04%
Williams-Sonoma, Inc.	8,458	1,721,795
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	45,400	1,043,292
Hotels, Resorts & Cruise Lines–0.74%
Airbnb, Inc., Class A(b)	30,008	4,000,366
Booking Holdings, Inc.	57,490	9,625,551
Carnival Corp. Ltd.	95,560	2,681,414
Expedia Group, Inc.	8,306	1,875,412
Hilton Worldwide Holdings, Inc.	16,358	5,359,862
Marriott International, Inc., Class A	15,690	5,893,164
Norwegian Cruise Line Holdings Ltd.(b)(c)	32,318	592,712
Royal Caribbean Cruises Ltd.	18,357	5,224,953
		35,253,434
Household Products–0.70%
Church & Dwight Co., Inc.	16,769	1,603,619
Shares		Value
Household Products–(continued)
Clorox Co. (The)	8,659	$779,483
Colgate-Palmolive Co.	57,221	5,157,329
Kimberly-Clark Corp.	23,558	2,299,261
Procter & Gamble Co. (The)	165,868	23,812,010
		33,651,702
Human Resource & Employment Services–0.18%
Automatic Data Processing, Inc.	28,725	6,372,354
Paychex, Inc.	22,993	2,229,861
		8,602,215
Independent Power Producers & Energy Traders–0.09%
AES Corp. (The)	50,552	741,598
Vistra Corp.	22,609	3,622,640
		4,364,238
Industrial Conglomerates–0.35%
3M Co.	37,575	5,753,860
Honeywell International, Inc.	45,293	10,773,393
		16,527,253
Industrial Gases–0.44%
Air Products and Chemicals, Inc.	15,799	4,401,917
Linde PLC	33,434	16,639,768
		21,041,685
Industrial Machinery & Supplies & Components–0.55%
Dover Corp.	9,555	2,019,545
Fortive Corp.	22,203	1,294,879
IDEX Corp.	5,313	1,120,140
Illinois Tool Works, Inc.	18,701	4,624,383
Ingersoll Rand, Inc.	25,215	1,806,403
Nordson Corp.	3,789	1,088,693
Otis Worldwide Corp.	27,665	1,959,789
Parker-Hannifin Corp.	9,004	7,605,048
Pentair PLC	11,617	822,948
Snap-on, Inc.	3,692	1,370,507
Stanley Black & Decker, Inc.	10,995	873,223
Xylem, Inc.	17,283	1,893,180
		26,478,738
Industrial REITs–0.20%
Prologis, Inc.	66,316	9,514,356
Insurance Brokers–0.35%
Aon PLC, Class A	15,302	4,836,350
Arthur J. Gallagher & Co.	18,230	3,666,235
Brown & Brown, Inc.(c)	20,844	1,172,475
Marsh & McLennan Cos., Inc.	34,538	5,525,044
Willis Towers Watson PLC	6,797	1,697,007
		16,897,111
Integrated Oil & Gas–1.48%
Chevron Corp.	133,730	24,400,376
Exxon Mobil Corp.(f)	298,547	43,366,937
Occidental Petroleum Corp.	51,054	2,891,188
		70,658,501
Integrated Telecommunication Services–0.56%
AT&T, Inc.	499,430	12,385,864
Verizon Communications, Inc.	300,270	14,355,909
		26,741,773
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Interactive Home Entertainment–0.13%
Electronic Arts, Inc.	15,934	$3,214,206
Take-Two Interactive Software, Inc.(b)	12,560	2,815,450
		6,029,656
Interactive Media & Services–8.00%
Alphabet, Inc., Class A (Acquired 03/31/2006-05/20/2026; Cost $20,161,273)(g)	415,349	157,973,839
Alphabet, Inc., Class C (Acquired 03/31/2006-05/20/2026; Cost $10,261,626)(g)	333,640	125,592,105
Meta Platforms, Inc., Class A	156,036	98,694,330
		382,260,274
Internet Services & Infrastructure–0.08%
Akamai Technologies, Inc.(b)	10,213	1,527,252
GoDaddy, Inc., Class A(b)	9,593	823,367
VeriSign, Inc.	5,847	1,668,617
		4,019,236
Investment Banking & Brokerage–1.26%
Charles Schwab Corp. (The)	119,162	10,408,801
Goldman Sachs Group, Inc. (The)	21,435	21,982,879
Interactive Brokers Group, Inc., Class A	31,615	2,749,556
Morgan Stanley	86,147	17,918,576
Raymond James Financial, Inc.(c)	12,516	1,794,919
Robinhood Markets, Inc., Class A(b)	56,642	5,341,341
		60,196,072
IT Consulting & Other Services–0.66%
Accenture PLC, Class A	44,507	8,325,925
Cognizant Technology Solutions Corp., Class A	33,881	1,889,035
EPAM Systems, Inc.(b)	3,922	401,848
Gartner, Inc.(b)	4,991	809,540
International Business Machines Corp.	66,915	19,927,287
		31,353,635
Leisure Products–0.02%
Hasbro, Inc.	9,464	815,513
Life & Health Insurance–0.25%
Aflac, Inc.	33,072	3,717,954
Globe Life, Inc.	5,651	865,959
MetLife, Inc.	38,997	3,224,662
Principal Financial Group, Inc.	14,192	1,470,575
Prudential Financial, Inc.	24,654	2,481,179
		11,760,329
Life Sciences Tools & Services–0.72%
Agilent Technologies, Inc.	20,125	2,727,541
Bio-Techne Corp.	11,886	614,268
Charles River Laboratories International, Inc.(b)	3,494	631,401
Danaher Corp.	44,883	8,198,778
IQVIA Holdings, Inc.(b)	12,089	2,202,737
Mettler-Toledo International, Inc.(b)	1,450	1,711,841
Revvity, Inc.(c)	8,048	841,418
Thermo Fisher Scientific, Inc.	26,957	13,276,592
Waters Corp.(b)	6,979	2,676,935
West Pharmaceutical Services, Inc.	5,107	1,648,591
		34,530,102
Shares		Value
Managed Health Care–0.74%
Centene Corp.(b)	33,147	$1,975,561
Elevance Health, Inc.	15,745	6,190,777
Humana, Inc.	8,538	2,607,676
UnitedHealth Group, Inc.	64,669	24,594,267
		35,368,281
Metal, Glass & Plastic Containers–0.02%
Ball Corp.	19,024	1,040,042
Movies & Entertainment–0.97%
Live Nation Entertainment, Inc.(b)(c)	11,209	1,887,708
Netflix, Inc.(b)	301,214	25,910,428
TKO Group Holdings, Inc.	4,706	965,577
Walt Disney Co. (The)	126,382	12,869,479
Warner Bros. Discovery, Inc.(b)	175,905	4,751,194
		46,384,386
Multi-Family Residential REITs–0.15%
AvalonBay Communities, Inc.	10,039	1,832,218
Camden Property Trust	7,326	780,658
Equity Residential	24,578	1,608,630
Essex Property Trust, Inc.	4,572	1,246,510
Mid-America Apartment Communities, Inc.	8,311	1,072,701
UDR, Inc.	21,349	787,778
		7,328,495
Multi-Sector Holdings–1.30%
Berkshire Hathaway, Inc., Class B(b)	130,821	62,071,948
Multi-Utilities–0.54%
Ameren Corp.	20,100	2,170,197
CenterPoint Energy, Inc.	46,345	1,958,540
CMS Energy Corp.	22,381	1,624,189
Consolidated Edison, Inc.	25,622	2,706,452
Dominion Energy, Inc.	60,617	4,057,702
DTE Energy Co.	14,743	2,106,332
NiSource, Inc.	34,921	1,614,049
Public Service Enterprise Group, Inc.	35,434	2,786,884
Sempra	46,332	4,129,571
WEC Energy Group, Inc.	23,092	2,564,367
		25,718,283
Office REITs–0.01%
BXP, Inc.	10,462	627,825
Oil & Gas Equipment & Services–0.27%
Baker Hughes Co., Class A	72,202	4,612,264
Halliburton Co.	59,745	2,321,093
SLB Ltd.	106,678	5,819,285
		12,752,642
Oil & Gas Exploration & Production–0.59%
APA Corp.	25,177	917,198
ConocoPhillips	87,405	9,962,422
Devon Energy Corp.	84,275	3,749,395
Diamondback Energy, Inc.	14,093	2,698,527
EOG Resources, Inc.	38,518	5,137,531
EQT Corp.	44,301	2,433,454
Expand Energy Corp.	16,907	1,572,013
Texas Pacific Land Corp.	4,110	1,615,230
		28,085,770
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Refining & Marketing–0.33%
Marathon Petroleum Corp.	21,045	$5,235,365
Phillips 66	28,602	5,030,520
Valero Energy Corp.	21,652	5,300,842
		15,566,727
Oil & Gas Storage & Transportation–0.38%
Kinder Morgan, Inc.	138,979	4,319,467
ONEOK, Inc.	44,668	3,749,432
Targa Resources Corp.	15,238	3,886,757
Williams Cos., Inc. (The)	87,123	6,219,711
		18,175,367
Other Specialized REITs–0.10%
Iron Mountain, Inc.	20,983	2,691,070
VICI Properties, Inc.	82,852	2,338,083
		5,029,153
Other Specialty Retail–0.06%
Tractor Supply Co.	37,510	1,182,690
Ulta Beauty, Inc.(b)	3,143	1,599,316
		2,782,006
Packaged Foods & Meats–0.30%
Campbell’s Co. (The)	13,948	294,442
Conagra Brands, Inc.	33,957	450,949
General Mills, Inc.(c)	37,866	1,280,249
Hershey Co. (The)	10,518	2,040,808
Hormel Foods Corp.	20,693	480,698
J.M. Smucker Co. (The)	7,573	781,534
Kraft Heinz Co. (The)	60,498	1,452,557
McCormick & Co., Inc.	17,977	851,571
Mondelez International, Inc., Class A	91,448	5,593,874
Tyson Foods, Inc., Class A	20,093	1,226,075
		14,452,757
Paper & Plastic Packaging Products & Materials–0.13%
Amcor PLC	32,773	1,272,248
Avery Dennison Corp.	5,487	872,817
International Paper Co.	37,484	1,254,590
Packaging Corp. of America	6,344	1,388,765
Smurfit WestRock PLC	37,069	1,525,389
		6,313,809
Passenger Airlines–0.17%
Delta Air Lines, Inc.	46,045	3,797,791
Southwest Airlines Co.	34,807	1,494,961
United Airlines Holdings, Inc.(b)	22,981	2,638,219
		7,930,971
Passenger Ground Transportation–0.22%
Uber Technologies, Inc.(b)	146,587	10,319,725
Personal Care Products–0.08%
Estee Lauder Cos., Inc. (The), Class A	17,452	1,552,355
Kenvue, Inc.	135,998	2,350,046
		3,902,401
Pharmaceuticals–3.03%
Bristol-Myers Squibb Co.	145,284	8,307,339
Eli Lilly and Co.	56,535	62,471,175
Johnson & Johnson	172,259	38,815,121
Merck & Co., Inc.	177,388	21,059,503
Shares		Value
Pharmaceuticals–(continued)
Pfizer, Inc.	405,626	$10,619,289
Viatris, Inc.	81,761	1,329,434
Zoetis, Inc.	29,906	2,323,397
		144,925,258
Property & Casualty Insurance–0.79%
Allstate Corp. (The)	18,420	3,796,178
American International Group, Inc.	38,012	2,821,631
Arch Capital Group Ltd.(b)	25,325	2,262,535
Assurant, Inc.	3,555	884,733
Chubb Ltd.	26,264	8,187,277
Cincinnati Financial Corp.	11,075	1,743,426
Erie Indemnity Co., Class A(c)	1,803	384,165
Hartford Insurance Group, Inc. (The)	19,781	2,514,759
Loews Corp.	12,030	1,245,707
Progressive Corp. (The)	42,334	8,060,394
Travelers Cos., Inc. (The)	15,417	4,500,068
W.R. Berkley Corp.(c)	21,312	1,354,164
		37,755,037
Publishing–0.02%
News Corp., Class A	26,583	693,816
News Corp., Class B	8,763	261,313
		955,129
Rail Transportation–0.46%
CSX Corp.	132,189	5,982,874
Norfolk Southern Corp.	15,929	4,857,708
Union Pacific Corp.	42,333	11,118,339
		21,958,921
Real Estate Services–0.07%
CBRE Group, Inc., Class A(b)	20,585	2,573,949
CoStar Group, Inc.(b)	30,086	968,769
		3,542,718
Regional Banks–0.27%
Citizens Financial Group, Inc.	30,108	1,874,524
Huntington Bancshares, Inc.	144,112	2,357,672
M&T Bank Corp.	10,757	2,324,695
Regions Financial Corp.	61,493	1,721,804
Truist Financial Corp.	92,354	4,452,387
		12,731,082
Reinsurance–0.02%
Everest Group Ltd.	2,883	934,178
Research & Consulting Services–0.11%
Equifax, Inc.	8,530	1,414,189
Jacobs Solutions, Inc.	8,321	997,355
Leidos Holdings, Inc.	9,076	1,159,913
Verisk Analytics, Inc.	9,894	1,731,351
		5,302,808
Restaurants–0.73%
Chipotle Mexican Grill, Inc.(b)	92,270	2,939,722
Darden Restaurants, Inc.(c)	8,157	1,663,294
Domino’s Pizza, Inc.	2,207	685,450
DoorDash, Inc., Class A(b)	26,537	4,227,079
McDonald’s Corp.	51,035	14,248,972
Starbucks Corp.	82,208	8,151,745
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Restaurants–(continued)
Yum! Brands, Inc.	19,710	$2,916,095
		34,832,357
Retail REITs–0.24%
Federal Realty Investment Trust	5,573	666,698
Kimco Realty Corp.	48,072	1,157,574
Realty Income Corp.	65,302	4,001,706
Regency Centers Corp.	11,685	903,835
Simon Property Group, Inc.	23,189	4,751,658
		11,481,471
Self-Storage REITs–0.12%
Extra Space Storage, Inc.	15,067	2,174,319
Public Storage	11,210	3,404,365
		5,578,684
Semiconductor Materials & Equipment–1.64%
Applied Materials, Inc.	56,664	25,502,200
KLA Corp.	9,382	18,029,483
Lam Research Corp.	89,128	28,358,747
Qnity Electronics, Inc.	14,867	2,319,252
Teradyne, Inc.	11,117	4,161,204
		78,370,886
Semiconductors–16.09%
Advanced Micro Devices, Inc.(b)	116,315	60,030,172
Analog Devices, Inc.	34,808	14,405,291
Broadcom, Inc.	338,249	151,119,506
First Solar, Inc.(b)	7,618	2,337,126
Intel Corp.(b)	334,969	38,414,245
Microchip Technology, Inc.	38,365	3,631,247
Micron Technology, Inc.	80,344	78,014,024
Monolithic Power Systems, Inc.	3,488	5,462,940
NVIDIA Corp.	1,733,595	366,031,248
NXP Semiconductors N.V. (Netherlands)	18,287	5,876,527
ON Semiconductor Corp.(b)	27,914	3,366,987
QUALCOMM, Inc.	76,121	19,107,893
Skyworks Solutions, Inc.	10,554	821,629
Texas Instruments, Inc.	64,745	19,791,252
		768,410,087
Single-Family Residential REITs–0.02%
Invitation Homes, Inc.	40,035	1,171,024
Soft Drinks & Non-alcoholic Beverages–0.91%
Coca-Cola Co. (The)	276,616	21,855,430
Keurig Dr Pepper, Inc.	96,442	2,896,153
Monster Beverage Corp.(b)	50,630	4,459,491
PepsiCo, Inc.	97,957	14,124,420
		43,335,494
Specialty Chemicals–0.33%
Albemarle Corp.	8,355	1,473,989
DuPont de Nemours, Inc.	28,989	1,403,647
Ecolab, Inc.	18,096	4,632,576
International Flavors & Fragrances, Inc.	18,180	1,382,589
PPG Industries, Inc.	15,930	1,799,771
Sherwin-Williams Co. (The)	16,366	4,972,646
		15,665,218
Shares		Value
Steel–0.14%
Nucor Corp.	16,246	$4,061,500
Steel Dynamics, Inc.	9,745	2,535,162
		6,596,662
Systems Software–6.53%
CrowdStrike Holdings, Inc., Class A(b)	17,988	13,149,228
Fortinet, Inc.(b)	45,945	6,339,032
Gen Digital, Inc.	39,839	1,027,448
Microsoft Corp.	529,754	238,516,441
Oracle Corp.	121,330	27,393,887
Palo Alto Networks, Inc.(b)	57,589	16,222,245
ServiceNow, Inc.(b)	74,645	9,283,599
		311,931,880
Technology Distributors–0.02%
CDW Corp.	9,242	1,159,409
Technology Hardware, Storage & Peripherals–8.17%
Apple, Inc.	1,047,372	326,842,906
Dell Technologies, Inc., Class C	21,201	8,923,713
Hewlett Packard Enterprise Co.	96,360	4,147,335
HP, Inc.	65,034	1,758,519
NetApp, Inc.	14,170	2,469,689
Sandisk Corp.(b)	10,530	17,848,140
Seagate Technology Holdings PLC	15,720	13,830,456
Super Micro Computer, Inc.(b)(c)	37,332	1,720,632
Western Digital Corp.	24,153	12,830,315
		390,371,705
Telecom Tower REITs–0.22%
American Tower Corp.	33,979	6,352,714
Crown Castle, Inc.	30,914	2,828,631
SBA Communications Corp., Class A	7,564	1,536,702
		10,718,047
Timber REITs–0.03%
Weyerhaeuser Co.	51,172	1,254,226
Tobacco–0.59%
Altria Group, Inc.	119,758	8,332,762
Philip Morris International, Inc. (Switzerland)	111,350	19,751,263
		28,084,025
Trading Companies & Distributors–0.25%
Fastenal Co.	81,496	3,602,123
United Rentals, Inc.	4,604	4,584,065
W.W. Grainger, Inc.	3,105	3,832,315
		12,018,503
Transaction & Payment Processing Services–1.70%
Block, Inc., Class A(b)	38,878	2,943,842
Corpay, Inc.(b)	4,966	1,796,699
Fidelity National Information Services, Inc.	36,761	1,580,356
Fiserv, Inc.(b)	38,181	2,159,517
Global Payments, Inc.	16,806	1,269,021
Jack Henry & Associates, Inc.	5,138	700,412
Mastercard, Inc., Class A	58,202	28,750,624
PayPal Holdings, Inc.	65,224	2,918,774
Visa, Inc., Class A	120,188	39,224,556
		81,343,801
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Water Utilities–0.04%
American Water Works Co., Inc.	13,851	$1,707,413
Wireless Telecommunication Services–0.13%
T-Mobile US, Inc.	33,801	6,338,701
Total Common Stocks & Other Equity Interests (Cost $1,374,642,489)		4,635,117,112
Money Market Funds–2.96%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(h)	50,123,917	50,123,916
Invesco Treasury Portfolio, Institutional Class, 3.52%(d)(h)	91,162,439	91,162,440
Total Money Market Funds (Cost $141,286,356)		141,286,356
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,515,928,845)		4,776,403,468
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.66%
Invesco Private Government Fund, 3.58%(d)(h)(i)	8,727,450	$8,727,450
Invesco Private Prime Fund, 3.75%(d)(h)(i)	22,687,094	22,691,632
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,419,082)		31,419,082
TOTAL INVESTMENTS IN SECURITIES–100.67% (Cost $1,547,347,927)		4,807,822,550
OTHER ASSETS LESS LIABILITIES—(0.67)%		(31,907,043)
NET ASSETS–100.00%		$4,775,915,507
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Ltd.	$677,933	$21,121	$(3,507)	$204,192	$(517)	$899,222	$19,899
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	33,877,414	104,382,473	(88,135,970)	-	-	50,123,916	1,203,358
Invesco Treasury Portfolio, Institutional Class	60,990,363	193,853,164	(163,681,088)	-	-	91,162,440	2,158,238
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,977,149	181,795,364	(181,045,063)	-	-	8,727,450	232,207*
Invesco Private Prime Fund	20,777,139	328,493,598	(326,571,356)	(1,019)	(6,730)	22,691,632	627,716*
Total	$124,299,998	$808,545,720	$(759,436,984)	$203,173	$(7,247)	$173,604,660	$4,241,418

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note .
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Restricted security. The aggregate value of these securities at May 31, 2026 was $283,565,944, which represented 5.94% of the Fund’s Net Assets.
(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	383	June-2026	$145,458,613	$15,805,400	$15,805,400
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,635,117,112	$—	$—	$4,635,117,112
Money Market Funds	141,286,356	31,419,082	—	172,705,438
Total Investments in Securities	4,776,403,468	31,419,082	—	4,807,822,550
Other Investments - Assets*
Futures Contracts	15,805,400	—	—	15,805,400
Total Investments	$4,792,208,868	$31,419,082	$—	$4,823,627,950

*	Unrealized appreciation.
Invesco S&P 500 Index Fund